Condensed Financial Information of DHT Holdings, Inc. (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information of DHT Holdings, Inc. (Tables) [Abstract]
Financial Position
(Dollars in thousands)

ASSETS	December 31,	December 31,
Current assets	2018	2017
Cash and cash equivalents	$17,783	$11,540
Accounts receivable and prepaid expenses	374	249
Deposit for vessel acquisition	-	114,759
Amounts due from related parties	36,216	7,992
Total current assets	$54,372	$134,540

Investments in subsidiaries	$468,941	$521,801
Loan to subsidiaries	563,349	481,012
Investment in associate company	201	201
Total non-current assets	$1,032,491	$1,003,014

Total assets	$1,086,864	$1,137,555

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities
Accounts payable and accrued expenses	$3,733	$1,454
Current portion long-term debt	32,009	-
Total current liabilities	$35,742	$1,454

Non-current liabilities
Long-term debt	111,968	98,262
Total non-current liabilities	$111,968	$98,262

Total liabilities	$147,710	$99,716

Stockholders' equity
Stock	$1,427	$1,424
Treasury shares	(1,364)	-
Paid-in additional capital	1,097,099	1,096,793
Accumulated deficit	(158,009)	(60,379)
Total stockholders equity	$939,154	$1,037,838

Total liabilities and stockholders' equity	$1,086,864	$1,137,555

INCOME STATEMENT
INCOME STATEMENT

(Dollars in thousands)	Jan. 1 - Dec. 31,	Jan. 1 - Dec. 31,	Jan. 1 - Dec. 31,
	2018	2017	2016

Revenues	$-	$-	$6,770
Impairment charge	(93,452)	(4,948)	(18,132)
Dividend income	9,909	25,415	16,900
General and administrative expense	(13,735)	(13,764)	(14,525)
Operating income/(loss)	$(97,279)	$6,703	$(8,987)

Interest income	$24,893	$21,798	$14,559
Interest expense	(10,341)	(9,229)	(11,494)
Other financial income/(expenses)	(3,416)	1,020	693
Profit/(loss) for the year	$(86,143)	$20,293	$(5,228)

Statement of Comprehensive Income
Statement of Comprehensive Income

(Dollars in thousands)	Jan. 1 - Dec. 31,	Jan. 1 - Dec. 31,	Jan. 1 - Dec. 31,
	2018	2017	2016
Profit/(loss) for the year	$(86,143)	$20,293	$(5,228)
Other comprehensive income/(loss):
Items that will not be reclassified subsequently to profit or loss:	-	-	-
Items that may be reclassified subsequently to profit or loss:	-	-	-
Total comprehensive income/(loss) for the period	$(86,143)	$20,293	$(5,228)

Attributable to the owners	$(86,143)	$20,293	$(5,228)

CASH FLOW
CASH FLOW

(Dollars in thousands)	Jan. 1 - Dec. 31,	Jan. 1 - Dec. 31,	Jan. 1 - Dec. 31,
	2018	2017	2016

Cash Flows from Operating Activities:
Profit/(loss) for the year	$(86,143)	$20,293	$(5,228)
Items included in net income not affecting cash flows:
Amortization	4,733	4,170	4,982
Impairment charge	93,452	4,948	18,132
Compensation related to options and restricted stock	663	4,948	7,365
(Gain)/loss purchase convertible bond	3,589	(1,035)	-
Changes in operating assets and liabilities:
Accounts receivable and prepaid expenses	(125)	4,305	(4,148)
Accounts payable and accrued expenses	2,279	(291)	(148)
Amounts due to related parties	(72,365)	11,782	122,401
Net cash (used in)/provided by operating activities	$(53,917)	$49,119	$143,357

Cash flows from Investing Activities
Investments in subsidiaries	$-	$-	$(1,022)
Loan to subsidiaries	58,990	82,814	(63,985)
Investment in vessels under construction	(21,263)	(86,004)	(32,219)
Net cash provided by/(used in) investing activities	$37,727	$(3,191)	$(97,227)

Cash flows from Financing Activities
Cash dividends paid	(11,487)	(23,328)	(66,365)
Purchase of treasury shares	(5,026)	-	(2,031)
Issuance of convertible bonds	38,945	-	-
Purchase of convertible bonds	-	(17,104)	(25,334)
Net cash provided by/(used in) financing activities	$22,432	$(40,431)	$(93,731)

Net increase/(decrease) in cash and cash equivalents	$6,242	$5,497	$(47,602)
Cash and cash equivalents at beginning of period	11,540	6,043	53,645
Cash and cash equivalents at end of period	$17,783	$11,540	$6,043

Profit/(Loss) Reconciliation
Profit/(Loss) Reconciliation
(Dollars in thousands)	Jan. 1 - Dec. 31,	Jan. 1 - Dec. 31,	Jan. 1 - Dec. 31,
	2018	2017	2016

Profit/(loss) of the parent company only under cost method off accounting	$(86,143)	$20,293	$(5,228)
Additional profit/(loss) if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	39,014	(13,664)	14,467
Profit/(loss) of the parent company only under equity method of accounting	$(47,128)	$6,628	$9,239

Equity Reconciliation
Equity Reconciliation
(Dollars in thousands)	December 31,	December 31,
	2018	2017
Equity of the parent company only under cost method of accounting	$939,154	$1,037,838
Additional profit if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	22,762	(16,253)
Equity of the parent company only under equity method of accounting	$961,915	$1,021,586